Note 15 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2013	2012

Cash	23%	25%
Debt securities	32%	20%
Equity securities	45%	36%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2013	2012

Projected benefit obligation, beginning of the year	$1,220	$1,074
Service cost	3	5
Interest cost	18	20
Benefits paid	-	-
Actuarial (gain) loss	(308)	121

Projected benefit obligation, end of the year	$933	$1,220

Fair value of plan assets, beginning of the year	$512	$446
Employer contributions	23	42
Actual return on plan assets	7	24

Fair value of plan assets, end of the year	$542	$512

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2013	2012

Service cost	$3	$5
Interest cost	18	20
Expected return on plan assets	(9)	(10)
Amortization of net pension loss	20	17

Net periodic benefit cost	$32	$32

Schedule of Net Funded Status [Table Text Block]
	December 31
	2013	2012

Accumulated benefit obligation	$(711)	$(900)

Project benefit obligation	(933)	(1,220)
Plan assets at fair value	542	512

Funded status of the plan	$(391)	$(708)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2013	2012

Discount rate	2.0%	1.5%
Rate of compensation increases	2.0%	2.0%

Assumptions to Determine the Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2013	2012

Discount rate	2.0%	1.5%
Rate of compensation increases	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2014	$5
2015	5
2016	5
2017	15
2018 and thereafter	298